Note 27 - Contingencies, commitments and restrictions on the distribution of profits (Details Textual) R$ / shares in Units, R$ in Millions, $ in Millions				12 Months Ended
	Apr. 30, 2024 shares	Oct. 27, 2022	Oct. 09, 2018 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023	Dec. 31, 2024 USD ($)	Jun. 24, 2022 USD ($)	Oct. 10, 2018 BRL (R$)	Oct. 10, 2018 USD ($)	Jan. 31, 2012 Subsidiaries R$ / shares shares
Contingencies, commitments and restrictions on the distribution of profits
Performance Guarantees Issued						$ 4,100.0
Praxair S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)				14 years
Purchase commitments						28.1
Vestas Group [member]
Contingencies, commitments and restrictions on the distribution of profits
Purchase commitments						$ 90.1
Techgen S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate				22.00%	22.00%
Proportion of power generation capacity				22.00%		22.00%
Usiminas [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate				3.96%
Purchase commitments						$ 88.2
Ternium S.A. [member] | Transportadora de Gas del Norte S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)				25 years
Brazil | Usiminas [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate				3.96%	3.96%
Argentina
Contingencies, commitments and restrictions on the distribution of profits
Dumping rate imposed		78.30%
Mexico
Contingencies, commitments and restrictions on the distribution of profits
Dumping rate imposed		44.93%
Luxembourg
Contingencies, commitments and restrictions on the distribution of profits
Cancellation of ordinary shares (in shares) | shares	17,779,302
Percent of minimum transfer of net profit to legal reserve				5.00%
Percent of maximum issued share capital until which transfer of net profit to legal reserve				10.00%
Luxembourg | Ternium S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate				11.46%	11.46%
Confab [member] | Chubb [member]
Contingencies, commitments and restrictions on the distribution of profits
Payments for settlement			$ 3.5
Confab [member] | Veracel Celulose S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Settlement, amount ordered to pay, insurance deductible								R$ 110.5	$ 17.8
Settlement, amount ordered to pay, damages								R$ 94.8	$ 15.3
Tax contingent liability [member] | Petroleo Brasileiro S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities				R$ 193.2		31.2
Contingent liability for disgorgement and prejudgment interest [member]
Contingencies, commitments and restrictions on the distribution of profits
Settlement, amount ordered to pay							$ 53.1
Contingent liability for civil penalty [member]
Contingencies, commitments and restrictions on the distribution of profits
Settlement, amount ordered to pay							$ 25.0
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Tax contingent liability [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities				R$ 62.1		$ 10.0
Fine imposed, percentage of allegedly undue credits				75.00%		75.00%
CONFAB INDUSTRIAL S.A. and Ternium Subsidiaries [member] | Companhia Siderúrgica Nacional [member]
Contingencies, commitments and restrictions on the distribution of profits
Professional fees expense | R$				R$ 5.0
Tag-along tender offer to non-controlling interests, percentage										80.00%
Tag-along tender offer to non-controlling interests (in BRL per share) | R$ / shares										R$ 28.8
Tag-along tender offer to non-controlling interests, shares (in shares) | shares										182,609,851
Ternium S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Number of subsidiaries | Subsidiaries										3
Ternium S.A. [member] | Techgen S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Proportion of ownership interest in associate				48.00%
IPSCO Tubulars, Inc. | Commitments and guarantees
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)				6 years
Term of supply contract, available extension				12 months
TENARIS BAY CITY, INC. [member] | Nucor Steel Memphis Inc. [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)				3 years
Purchase commitments						$ 57.7
Purchase commitments percentage to be made				75.00%		75.00%
JFE Steel Corporation [member]
Contingencies, commitments and restrictions on the distribution of profits
Purchase commitments						$ 25.1
COARCO S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Purchase commitments						39.9
U.S. Steel Corporation [member]
Contingencies, commitments and restrictions on the distribution of profits
Term of supply contract (Year)				1 year
Purchase commitments						31.2
CONFAB INDUSTRIAL S.A. [member]
Contingencies, commitments and restrictions on the distribution of profits
Estimated financial effect of contingent liabilities				R$ 553.4		$ 89.4
CONFAB INDUSTRIAL S.A. [member] | Companhia Siderúrgica Nacional [member]
Contingencies, commitments and restrictions on the distribution of profits
Tag-along tender offer to non-controlling interests, contingent liability										17.90%